Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Unpaid principal balances of loans serviced	$ 888.4	$ 533.8